Income Taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	€ (96,458)	€ (83,738)
Gross increases – tax positions in prior period	(3,415)	(8,145)
Gross decreases – tax positions in prior period	1,943	1,987
Gross increases – tax positions in current period	(10,614)	(10,690)
Unrecognized Tax Benefits, Increase Resulting from Acquisition	(42,398)	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	16,081	6,248
Effect of changes in exchange rates	(1,573)	(2,120)
Total liability for unrecognized tax benefits	€ (136,434)	€ (96,458)